IFRS 7 - Disclosure - Credit Risk - Summary of Exposure to Credit Risk (Detail) - CAD ($) $ in Millions	Oct. 31, 2023	Oct. 31, 2022
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	$ 994,544	$ 1,054,714
OTC derivatives [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	8,970	14,140
Business and government portfolios [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	516,505	608,077
Business and government portfolios [member] | Corporate [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	531,127	485,781
Business and government portfolios [member] | Corporate [member] | Drawn [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	187,776	197,285
Business and government portfolios [member] | Corporate [member] | Undrawn commitments [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	58,848	74,612
Business and government portfolios [member] | Corporate [member] | Repo style transactions [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	262,175	185,680
Business and government portfolios [member] | Corporate [member] | Other off balance sheet items [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	13,279	15,012
Business and government portfolios [member] | Corporate [member] | OTC derivatives [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	9,049	13,192
Business and government portfolios [member] | Sovereign [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	242,194	215,564
Business and government portfolios [member] | Sovereign [member] | Drawn [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	197,602	177,880
Business and government portfolios [member] | Sovereign [member] | Undrawn commitments [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	9,226	8,560
Business and government portfolios [member] | Sovereign [member] | Repo style transactions [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	31,203	24,228
Business and government portfolios [member] | Sovereign [member] | Other off balance sheet items [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	1,719	2,421
Business and government portfolios [member] | Sovereign [member] | OTC derivatives [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	2,444	2,475
Business and government portfolios [member] | Banks [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	68,302	144,216
Business and government portfolios [member] | Banks [member] | Drawn [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	13,247	15,699
Business and government portfolios [member] | Banks [member] | Undrawn commitments [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	410	1,315
Business and government portfolios [member] | Banks [member] | Repo style transactions [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	46,889	46,155
Business and government portfolios [member] | Banks [member] | Other off balance sheet items [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	1,421	74,748
Business and government portfolios [member] | Banks [member] | OTC derivatives [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	6,335	6,299
Retail portfolios [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	439,998	428,047
Retail portfolios [member] | Real estate secured personal lending [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	329,994	325,047
Retail portfolios [member] | Real estate secured personal lending [member] | Drawn [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	290,761	287,009
Retail portfolios [member] | Real estate secured personal lending [member] | Undrawn commitments [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	39,233	38,038
Retail portfolios [member] | Qualifying Revolving [Member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	87,987	76,880
Retail portfolios [member] | Qualifying Revolving [Member] | Drawn [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	22,515	18,034
Retail portfolios [member] | Qualifying Revolving [Member] | Undrawn commitments [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	64,971	58,471
Retail portfolios [member] | Qualifying Revolving [Member] | Other off balance sheet items [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	501	375
Retail portfolios [member] | Other retail [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	17,692	26,120
Retail portfolios [member] | Other retail [member] | Drawn [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	15,455	22,618
Retail portfolios [member] | Other retail [member] | Undrawn commitments [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	2,233	3,336
Retail portfolios [member] | Other retail [member] | Other off balance sheet items [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	4	166
Retail portfolios [member] | Small and medium enterprises (SME) retail [Member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	4,325
Retail portfolios [member] | Small and medium enterprises (SME) retail [Member] | Drawn [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	3,066
Retail portfolios [member] | Small and medium enterprises (SME) retail [Member] | Undrawn commitments [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	1,235
Retail portfolios [member] | Small and medium enterprises (SME) retail [Member] | Other off balance sheet items [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	24
Securitization exposures [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	38,041	18,590
Repo style transaction collateral [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	325,118	237,484
Repo style transaction collateral [member] | Business and government portfolios [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	325,118	237,484
Gross carrying amount [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	1,319,662	1,292,198
Gross carrying amount [member] | Business and government portfolios [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	841,623	845,561
Advanced Internal Ratings Based [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk		953,465
Advanced Internal Ratings Based [member] | Business and government portfolios [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk		520,824
Advanced Internal Ratings Based [member] | Business and government portfolios [member] | Corporate [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk		428,786
Advanced Internal Ratings Based [member] | Business and government portfolios [member] | Corporate [member] | Drawn [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk		151,361
Advanced Internal Ratings Based [member] | Business and government portfolios [member] | Corporate [member] | Undrawn commitments [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk		64,470
Advanced Internal Ratings Based [member] | Business and government portfolios [member] | Corporate [member] | Repo style transactions [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk		185,680
Advanced Internal Ratings Based [member] | Business and government portfolios [member] | Corporate [member] | Other off balance sheet items [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk		14,181
Advanced Internal Ratings Based [member] | Business and government portfolios [member] | Corporate [member] | OTC derivatives [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk		13,094
Advanced Internal Ratings Based [member] | Business and government portfolios [member] | Sovereign [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk		186,884
Advanced Internal Ratings Based [member] | Business and government portfolios [member] | Sovereign [member] | Drawn [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk		149,200
Advanced Internal Ratings Based [member] | Business and government portfolios [member] | Sovereign [member] | Undrawn commitments [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk		8,560
Advanced Internal Ratings Based [member] | Business and government portfolios [member] | Sovereign [member] | Repo style transactions [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk		24,228
Advanced Internal Ratings Based [member] | Business and government portfolios [member] | Sovereign [member] | Other off balance sheet items [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk		2,421
Advanced Internal Ratings Based [member] | Business and government portfolios [member] | Sovereign [member] | OTC derivatives [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk		2,475
Advanced Internal Ratings Based [member] | Business and government portfolios [member] | Banks [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk		142,638
Advanced Internal Ratings Based [member] | Business and government portfolios [member] | Banks [member] | Drawn [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk		14,151
Advanced Internal Ratings Based [member] | Business and government portfolios [member] | Banks [member] | Undrawn commitments [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk		1,297
Advanced Internal Ratings Based [member] | Business and government portfolios [member] | Banks [member] | Repo style transactions [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk		46,155
Advanced Internal Ratings Based [member] | Business and government portfolios [member] | Banks [member] | Other off balance sheet items [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk		74,748
Advanced Internal Ratings Based [member] | Business and government portfolios [member] | Banks [member] | OTC derivatives [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk		6,287
Advanced Internal Ratings Based [member] | Retail portfolios [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk		417,308
Advanced Internal Ratings Based [member] | Retail portfolios [member] | Real estate secured personal lending [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk		319,556
Advanced Internal Ratings Based [member] | Retail portfolios [member] | Real estate secured personal lending [member] | Drawn [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk		281,518
Advanced Internal Ratings Based [member] | Retail portfolios [member] | Real estate secured personal lending [member] | Undrawn commitments [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk		38,038
Advanced Internal Ratings Based [member] | Retail portfolios [member] | Qualifying Revolving [Member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk		76,880
Advanced Internal Ratings Based [member] | Retail portfolios [member] | Qualifying Revolving [Member] | Drawn [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk		18,034
Advanced Internal Ratings Based [member] | Retail portfolios [member] | Qualifying Revolving [Member] | Undrawn commitments [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk		58,471
Advanced Internal Ratings Based [member] | Retail portfolios [member] | Qualifying Revolving [Member] | Other off balance sheet items [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk		375
Advanced Internal Ratings Based [member] | Retail portfolios [member] | Other retail [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk		20,872
Advanced Internal Ratings Based [member] | Retail portfolios [member] | Other retail [member] | Drawn [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk		17,519
Advanced Internal Ratings Based [member] | Retail portfolios [member] | Other retail [member] | Undrawn commitments [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk		3,308
Advanced Internal Ratings Based [member] | Retail portfolios [member] | Other retail [member] | Other off balance sheet items [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk		45
Advanced Internal Ratings Based [member] | Securitization exposures [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk		15,333
Advanced Internal Ratings Based [member] | Repo style transaction collateral [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk		237,484
Advanced Internal Ratings Based [member] | Repo style transaction collateral [member] | Business and government portfolios [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk		237,484
Advanced Internal Ratings Based [member] | Gross carrying amount [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk		1,190,949
Advanced Internal Ratings Based [member] | Gross carrying amount [member] | Business and government portfolios [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk		758,308
Standardized approach risk [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	119,821	101,249
Standardized approach risk [member] | Corporate [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	58,300	56,995
Standardized approach risk [member] | Sovereign [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	31,827	28,680
Standardized approach risk [member] | Banks [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	870	1,578
Standardized approach risk [member] | Real estate secured personal lending [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	5,765	5,491
Standardized approach risk [member] | Other retail [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	9,189	5,248
Standardized approach risk [member] | Business and government portfolios [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	90,997	87,253
Standardized approach risk [member] | Business and government portfolios [member] | Corporate [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	58,300	56,995
Standardized approach risk [member] | Business and government portfolios [member] | Corporate [member] | Drawn [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	48,032	45,924
Standardized approach risk [member] | Business and government portfolios [member] | Corporate [member] | Undrawn commitments [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	9,388	10,142
Standardized approach risk [member] | Business and government portfolios [member] | Corporate [member] | Other off balance sheet items [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	752	831
Standardized approach risk [member] | Business and government portfolios [member] | Corporate [member] | OTC derivatives [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	128	98
Standardized approach risk [member] | Business and government portfolios [member] | Sovereign [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	31,827	28,680
Standardized approach risk [member] | Business and government portfolios [member] | Sovereign [member] | Drawn [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	31,376	28,680
Standardized approach risk [member] | Business and government portfolios [member] | Sovereign [member] | Undrawn commitments [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	270
Standardized approach risk [member] | Business and government portfolios [member] | Sovereign [member] | Other off balance sheet items [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	181
Standardized approach risk [member] | Business and government portfolios [member] | Banks [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	870	1,578
Standardized approach risk [member] | Business and government portfolios [member] | Banks [member] | Drawn [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	851	1,548
Standardized approach risk [member] | Business and government portfolios [member] | Banks [member] | Undrawn commitments [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	3	18
Standardized approach risk [member] | Business and government portfolios [member] | Banks [member] | Other off balance sheet items [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	4
Standardized approach risk [member] | Business and government portfolios [member] | Banks [member] | OTC derivatives [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	12	12
Standardized approach risk [member] | Retail portfolios [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	14,954	10,739
Standardized approach risk [member] | Retail portfolios [member] | Real estate secured personal lending [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	5,765	5,491
Standardized approach risk [member] | Retail portfolios [member] | Real estate secured personal lending [member] | Drawn [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	5,742	5,491
Standardized approach risk [member] | Retail portfolios [member] | Real estate secured personal lending [member] | Undrawn commitments [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	23
Standardized approach risk [member] | Retail portfolios [member] | Qualifying Revolving [Member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	8,094
Standardized approach risk [member] | Retail portfolios [member] | Qualifying Revolving [Member] | Drawn [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	4,238
Standardized approach risk [member] | Retail portfolios [member] | Qualifying Revolving [Member] | Undrawn commitments [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	3,740
Standardized approach risk [member] | Retail portfolios [member] | Qualifying Revolving [Member] | Other off balance sheet items [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	116
Standardized approach risk [member] | Retail portfolios [member] | Other retail [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	1,095	5,248
Standardized approach risk [member] | Retail portfolios [member] | Other retail [member] | Drawn [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	1,032	5,099
Standardized approach risk [member] | Retail portfolios [member] | Other retail [member] | Undrawn commitments [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	63	28
Standardized approach risk [member] | Retail portfolios [member] | Other retail [member] | Other off balance sheet items [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk		121
Standardized approach risk [member] | Securitization exposures [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	13,870	3,257
Standardized approach risk [member] | Gross carrying amount [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	119,821	101,249
Standardized approach risk [member] | Gross carrying amount [member] | Business and government portfolios [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	90,997	87,253
Internal Ratings Based [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	874,723
Internal Ratings Based [member] | Business and government portfolios [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	425,508	520,824
Internal Ratings Based [member] | Business and government portfolios [member] | Drawn [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	318,366
Internal Ratings Based [member] | Business and government portfolios [member] | Undrawn commitments [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	58,823
Internal Ratings Based [member] | Business and government portfolios [member] | Repo style transactions [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	15,149
Internal Ratings Based [member] | Business and government portfolios [member] | Other off balance sheet items [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	15,482
Internal Ratings Based [member] | Business and government portfolios [member] | OTC derivatives [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	17,688
Internal Ratings Based [member] | Business and government portfolios [member] | Corporate [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	472,827
Internal Ratings Based [member] | Business and government portfolios [member] | Corporate [member] | Drawn [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	139,744
Internal Ratings Based [member] | Business and government portfolios [member] | Corporate [member] | Undrawn commitments [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	49,460
Internal Ratings Based [member] | Business and government portfolios [member] | Corporate [member] | Repo style transactions [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	262,175
Internal Ratings Based [member] | Business and government portfolios [member] | Corporate [member] | Other off balance sheet items [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	12,527
Internal Ratings Based [member] | Business and government portfolios [member] | Corporate [member] | OTC derivatives [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	8,921
Internal Ratings Based [member] | Business and government portfolios [member] | Sovereign [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	210,367
Internal Ratings Based [member] | Business and government portfolios [member] | Sovereign [member] | Drawn [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	166,226
Internal Ratings Based [member] | Business and government portfolios [member] | Sovereign [member] | Undrawn commitments [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	8,956
Internal Ratings Based [member] | Business and government portfolios [member] | Sovereign [member] | Repo style transactions [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	31,203
Internal Ratings Based [member] | Business and government portfolios [member] | Sovereign [member] | Other off balance sheet items [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	1,538
Internal Ratings Based [member] | Business and government portfolios [member] | Sovereign [member] | OTC derivatives [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	2,444
Internal Ratings Based [member] | Business and government portfolios [member] | Banks [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	67,432
Internal Ratings Based [member] | Business and government portfolios [member] | Banks [member] | Drawn [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	12,396
Internal Ratings Based [member] | Business and government portfolios [member] | Banks [member] | Undrawn commitments [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	407
Internal Ratings Based [member] | Business and government portfolios [member] | Banks [member] | Repo style transactions [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	46,889
Internal Ratings Based [member] | Business and government portfolios [member] | Banks [member] | Other off balance sheet items [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	1,417
Internal Ratings Based [member] | Business and government portfolios [member] | Banks [member] | OTC derivatives [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	6,323
Internal Ratings Based [member] | Retail portfolios [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	425,044	$ 417,308
Internal Ratings Based [member] | Retail portfolios [member] | Real estate secured personal lending [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	324,229
Internal Ratings Based [member] | Retail portfolios [member] | Real estate secured personal lending [member] | Drawn [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	285,019
Internal Ratings Based [member] | Retail portfolios [member] | Real estate secured personal lending [member] | Undrawn commitments [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	39,210
Internal Ratings Based [member] | Retail portfolios [member] | Qualifying Revolving [Member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	79,893
Internal Ratings Based [member] | Retail portfolios [member] | Qualifying Revolving [Member] | Drawn [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	18,277
Internal Ratings Based [member] | Retail portfolios [member] | Qualifying Revolving [Member] | Undrawn commitments [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	61,231
Internal Ratings Based [member] | Retail portfolios [member] | Qualifying Revolving [Member] | Other off balance sheet items [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	385
Internal Ratings Based [member] | Retail portfolios [member] | Other retail [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	16,597
Internal Ratings Based [member] | Retail portfolios [member] | Other retail [member] | Drawn [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	14,423
Internal Ratings Based [member] | Retail portfolios [member] | Other retail [member] | Undrawn commitments [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	2,170
Internal Ratings Based [member] | Retail portfolios [member] | Other retail [member] | Other off balance sheet items [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	4
Internal Ratings Based [member] | Retail portfolios [member] | Small and medium enterprises (SME) retail [Member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	4,325
Internal Ratings Based [member] | Retail portfolios [member] | Small and medium enterprises (SME) retail [Member] | Drawn [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	3,066
Internal Ratings Based [member] | Retail portfolios [member] | Small and medium enterprises (SME) retail [Member] | Undrawn commitments [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	1,235
Internal Ratings Based [member] | Retail portfolios [member] | Small and medium enterprises (SME) retail [Member] | Other off balance sheet items [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	24
Internal Ratings Based [member] | Securitization exposures [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	24,171
Internal Ratings Based [member] | Repo style transaction collateral [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	325,118
Internal Ratings Based [member] | Repo style transaction collateral [member] | Business and government portfolios [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	325,118
Internal Ratings Based [member] | Gross carrying amount [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	1,199,841
Internal Ratings Based [member] | Gross carrying amount [member] | Business and government portfolios [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	$ 750,626